Fees Summary	Sep. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,622,000
Previously Paid Amount	0.00
Total Fee Amount	224.00
Total Offset Amount	0.00
Net Fee	224.00
Narrative - Max Aggregate Offering Price	$ 1,622,000
Final Prospectus	true